Statements of Changes in Stockholder’s Equity (Deficit) - USD ($)	Class A Common Stock	Class B Common Stock	[1],[2]	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Jun. 14, 2022
Balance (in Shares) at Jun. 14, 2022
Issuance of Class B common stock to Sponsor		$ 288		24,712		25,000
Issuance of Class B common stock to Sponsor (in Shares)		2,875,000
Net income (loss)					(3,451)	(3,451)
Balance at Dec. 31, 2022		$ 288		24,712	(3,451)	21,549
Balance (in Shares) at Dec. 31, 2022		2,875,000
Sale of IPO Units	$ 750			74,999,250		75,000,000
Sale of IPO Units (in Shares)	7,500,000
Sale of Private Placement Warrants				2,865,500		2,865,500
Offering and Underwriting Costs				(4,281,901)		(4,281,901)
Common shares subject to possible redemption	$ (750)			(75,749,250)		(75,750,000)
Common shares subject to possible redemption (in Shares)	(7,500,000)
Issuance of representative shares	$ 8			(8)
Issuance of representative shares (in Shares)	75,000
Forfeiture of Class B common stock by Sponsor		$ (38)		38
Forfeiture of Class B common stock by Sponsor (in Shares)		(375,000)
Accretion of additional paid in capital to accumulated deficit				2,141,659	(2,141,659)
Remeasurement of Class A common stock subject to possible redemption					(1,108,761)	(1,108,761)
Net income (loss)					756,057	756,057
Balance at Dec. 31, 2023	$ 8	$ 250			$ (2,497,814)	$ (2,497,556)
Balance (in Shares) at Dec. 31, 2023	75,000	2,500,000

[1]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).
[2]	Includes 375,000 shares of Class B common stock that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On October 1, 2023, the option expired unexercised, such that 375,000 shares of Class B common stock were forfeited by the Sponsor (see Notes 5 and 7).